ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

8.        ACCOUNTS RECEIVABLE

	December 31, 2017	December 31, 2016	December 31, 2015
Trade accounts receivable	$1,201,292	$2,532,114	$1,393,533
Other accounts receivable	133,631	585,360	343,408

	$1,334,923	$3,117,474	$1,736,941

All amounts are short-term. The aging analysis of trade receivables is as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Not past due	$693,010	$976,645	$1,301,720
Past due 0 - 30 days	255,348	969,652	89,643
30 - 60 days	79,600	54,064	1,846
60 - 90 days	4,334	134,468	324
90 - 120 days	139,000	189,640	—
Over 120 days	110,000	327,645	—
Allowance for doubtful accounts	(80,000)	(120,000)	—

	$1,201,292	$2,532,114	$1,393,533

All of the Company's trade and other receivables have been reviewed for impairment. During the year ended December 31, 2017, the Company wrote off $26,931 of accounts receivable (2016: $5,071 and 2015: $25,893). The Company recorded $80,000 in allowance for doubtful accounts at December 31, 2017 (2016: $120,000 and 2015: $nil). Subsequent to the year end the Company collected $49,000 in accounts receivable greater than 60 days old.